EQUTIY	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
EQUTIY

6. EQUTIY

During October 2015, $350,000 of subscription receivable was fully collected from the shareholders.

On March 21, 2016, the Board of Directors of the Company approved an amendment to Articles of Incorporation to effect a forward split at a ratio of 1 to 3:141 (the “Forward Stock Split”) and increase the number of our authorized shares of common stock, par value $0.001 per share, to 360,000,000, which was effective on April 8, 2016.

The majority of the shareholders of the Company approved the amendment to Articles of Incorporation.

Metu Brands, Inc [Member]
EQUTIY

Note 6 — Equity

Common Stock

As of September 30, 2014 the Company had 11,144 common shares issued and outstanding and 90,000,000 shares of Common Stock authorized par value $0.001 and the holders of the Company's common stock are entitled to one vote per each share of common stock held. Additionally as part of the bankruptcy sale the Company has had a reverse stock split of  5,000 for 1 on August 13, 2014 which has been reflected retroactively in these financial statements. 30,000,000 shares of common stock was issued to Shulamit Lazar for her initial $20,000 deposit to purchase the company. The Company also issued 30,000,000 shares of common stock in the year ended September 30, 2015 to a related party (Shulamit Lazar) for services valued at $30,000. As of September 30, 2015 the company had 60,011,144 common shares outstanding.

Preferred Stock

As of September 30, 2015 the Company had 10,000,000 shares of Preferred Stock authorized par value $.001 and the holders of the Company's Preferred Stock can convert each share into 100,000 shares of voting Common Stock. Additionally each Preferred Share is entitled to the voting rights 100,000 common stock shares. Subsequent to the date of these financial statements but prior to issuance the preferred shares have been amended to carry voting and conversion rights equal to 20,000 common shares each. The Company had 271 shares issued during bankruptcy to Innovation Consulting LLC for $5,000 and 271 shares were issued and outstanding as of September 30, 2015.